Financial instruments: valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair value of assets
Financial Assets	£ 781,992	£ 799,491
Other financial assets - securities	202,880	280,855
Carrying value, Financial liabilities	740,189	755,667
Level 1
Fair value of assets
Other financial assets - securities	48,443	57,507
Level 2
Fair value of assets
Other financial assets - securities	152,385	221,625
Level 3
Fair value of assets
Other financial assets - securities	2,052	1,723
Cash and balances at central banks
Fair value of assets
Financial Assets	177,757	124,489
Loans and advances to banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,682	6,955
Loans and advances to customers | Financial assets at amortised cost
Fair value of assets
Financial Assets	358,990	360,544
Securities
Fair value of assets
Other financial assets - securities	37,017	44,989
Securities | Level 1
Fair value of assets
Other financial assets - securities	28,880	35,972
Securities | Level 2
Fair value of assets
Other financial assets - securities	7,951	8,850
Securities | Level 3
Fair value of assets
Other financial assets - securities	186	167
Items where fair values approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	177,800	124,500
Items where fair values approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	2,100	2,300
Items where fair values approximates carrying value | Loans and advances to banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	100	100
Carrying value | Loans and advances to banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	7,500	6,900
Carrying value | Loans and advances to customers | Financial assets at amortised cost
Fair value of assets
Financial Assets	359,000	360,500
Carrying value | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Financial Assets	8,600	9,800
At fair value | Loans and advances to banks | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	7,500	6,900
At fair value | Loans and advances to banks | Level 2 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	5,000	3,800
At fair value | Loans and advances to banks | Level 3 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	2,500	3,100
At fair value | Loans and advances to customers | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	354,100	359,200
At fair value | Loans and advances to customers | Level 2 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	28,000	25,200
At fair value | Loans and advances to customers | Level 3 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	326,100	334,000
At fair value | Other financial assets - securities | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	8,600	10,100
At fair value | Other financial assets - securities | Level 1 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	4,400	5,900
At fair value | Other financial assets - securities | Level 2 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	700	1,200
At fair value | Other financial assets - securities | Level 3 | Financial assets at amortised cost
Fair value of assets
Other financial assets - securities	£ 3,500	£ 3,000